BACKGROUND	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND

1. BACKGROUND

Permex Petroleum Corporation (the “Company”) was incorporated on April 24, 2017 under the laws of British Columbia, Canada and maintains its head office at Suite 700, 100 Crescent Court, Dallas, Texas, 75201. Its registered office is located at 10th floor, 595 Howe Street, Vancouver, British Columbia, Canada, V6C 2T5. The Company is primarily engaged in the acquisition, development and production of oil and gas properties in the United States. The Company’s oil and gas interests are located in Texas and New Mexico, USA. The Company is listed on the Canadian Securities Exchange (the “CSE”) under the symbol “OIL” and on the OTCQB under the symbol “OILCF”.

On October 26, 2022, the Company’s board of directors approved a reverse stock split of the Company’s issued and outstanding common stock at a 1 for 60 ratio, which was effective November 2, 2022. The par value and authorized shares of common stock were not adjusted as a result of the reverse stock split. All issued and outstanding common stock, options, and warrants to purchase common stock and per share amounts contained in the financial statements have been retroactively adjusted to reflect the reverse stock split for all periods presented.

1. BACKGROUND

Permex Petroleum Corporation (the “Company”) was incorporated on April 24, 2017 under the laws of British Columbia, Canada and maintains its head office at Suite 700, 100 Crescent Court, Dallas, Texas, 75201. Its registered office is located at 10th floor, 595 Howe Street, Vancouver, British Columbia, Canada, V6C 2T5. The Company is primarily engaged in the acquisition, development and production of oil and gas properties in the United States. The Company’s oil and gas interests are located in Texas and New Mexico, USA. The Company is listed on the Canadian Securities Exchange (the “CSE”) under the symbol “OIL” and on the OTCQB under the symbol “OILCF”.

On October 26, 2022, the Company’s board of directors approved a reverse stock split of the Company’s issued and outstanding common stock at a 1 for 60 ratio, which was effective November 2, 2022. The par value and authorized shares of common stock were not adjusted as a result of the reverse stock split. All issued and outstanding common stock, options, and warrants to purchase common stock and per share amounts contained in the financial statements have been retroactively adjusted to reflect the reverse stock split for all periods presented.

1. BACKGROUND

Permex Petroleum Corporation (the “Company”) was incorporated on April 24, 2017 under the laws of British Columbia, Canada and maintains its head office at Suite 500, 666 Burrard Street, Vancouver, British Columbia, Canada, V6C 2X8 and its US office at Suite 700, 100 Crescent Court, Dallas, Texas, 75201. Its registered office is located at 10th floor, 595 Howe Street, Vancouver, British Columbia, Canada, V6C 2T5. The Company is primarily engaged in the acquisition, development and production of oil and gas properties in the United States. The Company’s oil and gas interests are located in Texas and New Mexico, USA. The Company is listed on the Canadian Securities Exchange (the “CSE”) under the symbol “OIL” and on the OTCQB under the symbol “OILCF”.

On October 26, 2022, the Company’s board of directors approved a reverse stock split of the Company’s issued and outstanding common stock at a 1 for 60 ratio, which was effective November 2, 2022. The par value and authorized shares of common stock were not adjusted as a result of the reverse stock split. All issued and outstanding common stock, options, and warrants to purchase common stock and per share amounts contained in the financial statements have been retroactively adjusted to reflect the reverse stock split for all periods presented.